Other current liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other current liabilities

(EUR thousand)		As of March 31
Other current liabilities	Notes	2021	2020	2019
Account payables - Non trade		5,833	12,284	10,690
Input VAT, withholding tax		1,370	3,208	4,238
Personnel taxes		8,829	4,185	3,313
Share-based payment obligation		—	7,396	6,161
Lease liability short-term	13	12,578	14,001	13,713
AVPS liabilities		3,983	3,584	19,820
Other current liabilities		11,600	578	953
Total		44,193	45,236	58,888